Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets			$ (38.0)
Aggregate intangible amortization expense charged to comprehensive income (loss)	6.1	6.1	18.3	18.3
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets			$ (38.0)